Shareholders' Equity, Noncontrolling interest, and Members' Equity - Schedule Of Members Equity (Details)	Dec. 31, 2020 shares
Class A Common Units [Member]
Members Equity [Line Items]
Common units, Outstanding	5,480,611
Class B Common Units [Member]
Members Equity [Line Items]
Common units, Outstanding	2,242,981